FINANCIAL INSTRUMENTS - Gains and losses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Net gain (loss) on financial assets at amortised cost	$ 7,421	$ 11,782
Net gain (loss) on financial liabilities at amortised cost	(19,848)	(63,332)
Net gain (loss) on financial assets at fair value through profit or loss	2,600	3,406
Net gain (loss) on financial liabilities at fair value through profit or loss		(352)
Net gain (loss) financial liabilities at amortized cost through profit or loss	(1,190)
Total gain (loss) on financial instruments	(11,017)	(48,496)
Interest on financial assets at amortised cost	654	2,972
Interest on financial liabilities at amortised cost	(13,701)	(9,594)
Interest on financial assets at fair value through profit or loss	966	1,538
Total interest income (expense) on financial instruments	$ (12,081)	$ (5,084)